Consolidated Statements of Changes in Shareholders' Equity - CAD ($) $ in Thousands	Share Capital	Other equity	Deficit	Total
Balance at the beginning at Dec. 31, 2017	$ 467,253	$ 26,202	$ (467,167)	$ 26,288
Total comprehensive loss for the year:
Net loss			(9,084)	(9,084)
Comprehensive loss for the year			(9,084)	(9,084)
Transactions with shareholders, recorded directly in shareholders' equity:
Issued in connection with Offering	35,000	387	(2,972)	32,415
Issued upon broker warrants exercise (note 9 (b) (ii))	453	(187)		266
Stock-based compensation (note 9 (b) (i))		699		699
Balance at the end at Dec. 31, 2018	502,706	27,101	(479,223)	50,584
Total comprehensive loss for the year:
Net loss			(34,466)	(34,466)
Comprehensive loss for the year			(34,466)	(34,466)
Transactions with shareholders, recorded directly in shareholders' equity:
Issued in connection with Offering	104,591		(8,853)	95,738
Issued upon stock options exercise (note 9 (b) (i))	137	(62)		75
Issued upon broker warrants exercise (note 9 (b) (ii))	1,722	(514)		1,208
Stock-based compensation (note 9 (b) (i))		2,134		2,134
Balance at the end at Dec. 31, 2019	$ 609,156	$ 28,659	$ (522,542)	$ 115,273